Commitments and Contingencies (Details Narrative)			3 Months Ended	12 Months Ended
	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 06, 2018 CNY (¥)
Lease expiration, description				These leases of the major manufacturing facilities and office space expire between April 30, 2027 and October 14, 2038.	These leases of the major manufacturing facilities and office space expire between April 30, 2027 and October 14, 2038.
Lease expiration, date				Jun. 20, 2024	Jun. 20, 2024
Operating lease expense				$ 640,626		$ 391,784	$ 333,452
Payment to capital expenditure			$ 7,300,000	13,572,260		$ 2,413,172
RMB [Member]
Payment to capital expenditure				80,800,000
Dogness Intelligence Technology Co Ltd [Member]
Capital	$ 11,800,000
Ownership percentage	58.00%							58.00%
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Capital | ¥								¥ 80,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Capital	$ 6,800,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Capital | ¥								¥ 46,400,000
Dogness Network Technology Co Ltd [Member]
Capital			725,844	725,844
Ownership percentage	10.00%							10.00%
Capital contribution	$ 1,165,600			448,756
Dogness Network Technology Co Ltd [Member] | RMB [Member]
Capital contribution | ¥		¥ 8,000,000			¥ 3,080,000
Linsun Smart Technology Co Ltd [Member]
Capital			72,850	72,850
Ownership percentage	13.00%							13.00%
Capital contribution	$ 437,100			364,250
Linsun Smart Technology Co Ltd [Member] | RMB [Member]
Capital contribution | ¥		¥ 3,000,000			¥ 2,500,000
Dogness Network and Linsun [Member]
Capital			$ 798,694	798,694
Meijia and Dongguan Jiasheng [Member]
Payment to capital expenditure				11,700,000
Meijia and Dongguan Jiasheng [Member] | Date of Report [Member]
Payment to capital expenditure				$ 7,300,000